Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (141,040)	¥ (917,644)	¥ (931,922)	¥ (401,275)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange (gain) loss	2,636	17,153	(56,341)	(72,394)
Changes in the fair value of contingent purchase consideration payables	144	937	(93,307)	43,325
Depreciation of property and equipment	80,460	523,500	480,105	402,035
Amortization of intangible assets	22,071	143,602	183,964	184,147
Loss (gain) on disposal of property and equipment and intangible assets	(505)	(3,285)	12,101	106
Allowance for doubtful debt	5,752	37,427	117,564	32,199
Share based compensation expense	7,244	47,129	118,729	190,027
Deferred income tax benefits	(19,677)	(128,026)	(65,932)	(20,262)
Gain from equity method investments	(8,266)	(53,783)	(35,652)	(52,355)
Loss on debt extinguishment			29,841
Gain from disposal of cost method investment			(5,160)
Dividend income of cost method investments	(280)	(1,821)
Gain from disposal of subsidiaries	(76,393)	(497,036)
Impairment of long-lived assets	61,757	401,808	392,947
Impairment of goodwill	117,800	766,440
Impairment of long-term investment	3,114	20,258
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Restricted cash	(13,048)	(84,892)	34,561	(83,913)
Accounts and notes receivable	2,809	18,277	(40,988)	15,086
Inventories	(174)	(1,134)	9,108	(3,480)
Prepaid expenses and other current assets	(47,675)	(310,190)	(148,776)	(278,229)
Amounts due from related parties	682	4,436	(16,958)	(17,927)
Accounts and notes payables	6,527	42,468	46,947	96,548
Unrecognized tax (expense) benefits	(605)	(3,939)	14,197	(5,961)
Accrued expenses and other payables	41,511	270,082	82,216	92,692
Deferred revenue	(10,054)	(65,415)	(28,086)	(10,845)
Advances from customers	31,023	201,847	15,597	88,121
Income taxes payable	(1,006)	(6,548)	(28,060)	14,946
Deferred government grants	(766)	(4,985)	(6,627)	4,048
Amounts due to related parties	(2,206)	(14,356)	3,552	195
Net cash generated from operating activities	61,835	402,310	83,620	216,834
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(60,864)	(395,998)	(574,501)	(1,052,271)
Purchases of intangible assets	(2,914)	(18,957)	(37,999)	(47,513)
Proceeds from disposal of property and equipment	879	5,719	51	1,702
Disposal of subsidiaries	(9,926)	(64,580)
Payments for short-term investments	(116,176)	(755,876)	(285,127)	(1,675,157)
Payment of loans to third parties				(73,472)
Receipt of loan to a third party	15,370	100,000	43,279
Proceeds received from maturity of short-term investments	74,533	484,932	112,300	2,496,826
Proceeds from disposal of long-term investments			11,269
Proceeds from dividend income of cost method investments	280	1,821
Restricted cash	20,109	130,832
Payments for long-term investments	(24,926)	(162,176)	(48,701)	(20,245)
Payments for available-for-sale investments			(5,324)
Payments for assets acquisition, net of cash acquired	(3,851)	(25,053)	(56,264)
Net cash used in investing activities	(107,486)	(699,336)	(841,017)	(370,130)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	261,622	1,702,188	(1,699,411)	50,332
Proceeds from exercise of stock options	142	926	4,510	7,344
Proceeds from issuance of ordinary shares			2,548,695	1,808,498
Payments for contingent consideration in relation to acquisitions			(2,617)	(19,310)
Repayment of 2016 bonds/ 2017 bonds	(64,645)	(420,600)	(264,300)
Proceeds from issuance of 2020 bonds (Note 16)	297,581	1,936,154
Payment of issuance cost of 2020 bonds	(1,496)	(9,735)
Proceeds from long-term bank borrowings	6,830	44,440	214,620	85,213
Proceeds from short-term bank borrowings	10,759	70,000	1,725,676	300,000
Repayment of long-term bank borrowings	(14,453)	(94,037)	(49,320)	(960,317)
Repayment of short-term bank borrowings	(257,239)	(1,673,676)	(318,000)	(184,181)
Payments for purchase of noncontrolling interest/mandatorily redeemable noncontrolling interests			(100,000)	(8,000)
Payments for purchase of property and equipment through capital leases	(30,605)	(199,126)	(23,638)	(81,547)
Repayment of loan from a third party	(15,370)	(100,000)
Proceeds from sales and leaseback transactions				130,000
Rental prepayment and deposits for sales and leaseback transactions	(25,314)	(164,698)	(152,715)	(13,000)
Contribution from noncontrolling interest in a subsidiary	20,693	134,633	4,000
Prepayment for future share repurchase plan	(585)	(3,806)	(39,028)
Payments for share repurchase plan	(20,461)	(133,126)	(42,665)
Net cash generated from financing activities	167,459	1,089,537	209,472	1,115,032
Effect of foreign exchange rate changes on cash and cash equivalents	(21,564)	(140,298)	160,289	78,903
Net increase (decrease) in cash and cash equivalents	100,244	652,213	(387,636)	1,040,639
Cash and cash equivalents at beginning of year	199,409	1,297,418	1,685,054	644,415
Cash and cash equivalents at end of year	299,653	1,949,631	1,297,418	1,685,054
Supplemental disclosures of cash flow information
Income taxes paid	(8,465)	(55,076)	(50,349)	(62,815)
Interest paid	(14,885)	(96,846)	(155,679)	(242,713)
Interest received	4,435	28,857	19,886	61,490
Supplemental disclosures of non-cash activities
Purchase of property and equipment through capital leases	69,746	453,786	240,474	87,487
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due to related parties	(2,421)	(15,750)	(51,669)	(94,782)
Purchase of intangible assets included in accrued expenses and other payables	208	1,354	(1,310)	(1,392)
Contingent consideration related to the acquisitions included in amount due to related parties and accrued expenses and other payables	$ (144)	¥ (937)	(306,126)	¥ (174,761)
Bonds 6.875% Due 2017
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of 2017 bonds			¥ (1,596,335)